MERRILL LYNCH
                                                    LARGE CAP
                                                    CORE FUND

                                                    Merrill Lynch
                                                    Large Cap Series Funds, Inc.

                                [GRAPHIC OMITTED]

                                           STRATEGIC
                                                    Performance

                                                    Semi-Annual Report
                                                    April 30, 2000

                       MERRILL LYNCH LARGE CAP CORE FUND

Officers and Directors

Terry K. Glenn, President and Director
James H. Bodurtha, Director
Herbert I. London, Director
Joseph L. May, Director
Andre F. Perold, Director
Roberta C. Ramo, Director
Arthur Zeikel, Director
Robert C. Doll, Jr., Senior Vice President and
  Portfolio Manager
Linda J. Gardner, Vice President
Donald C. Burke, Vice President and Treasurer
Alice A. Pellegrino, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                               Merrill Lynch Large Cap Core Fund, April 30, 2000

DEAR SHAREHOLDERS

We are pleased to provide you with this first semi-annual report for Merrill Lynch Large Cap Core Fund. In this and future shareholder reports, we will highlight the Fund's performance and describe recent investment activities. The Fund's investment objective is long-term capital growth. The Fund will seek to achieve its investment objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States. The Fund has a blended investment strategy that emphasizes a mix of growth and value.

Investment Environment

Since the beginning of the year, market volatility has increased dramatically and has become an additional cost in achieving investment returns. During volatile periods, investors can easily lose sight of basic trends. Opinions quickly shift from too much optimism to too much bearishness. A whipsaw effect develops that tends to leave most investors taking too many losses over too short a period of time. Based on the conditions that have caused this increase in volatility, we believe the likelihood of it continuing through the year is quite high. The gross overvaluation in about one-third of the market, coupled with undervaluation in broad sectors of the market, is contributing to this manic-depressive type of trading frenzy. However, even while the volatility causes considerable noise, basic market trends appear to be mixed, despite positive cash flows going into the market during the first four months of the year. This is not a particularly welcome investment sign.

Our economy continues to be strong. Retail sales are robust and income growth is healthy. More importantly, production schedules are in line with retail expansion so that inventory/sales ratios are still well maintained. Market trends appear to have had little or no impact on consumption. Historically, stock market declines have not had great impact on consumption until the decline is significant and prolonged and followed by a recessionary environment. Inflation in the first quarter ran excessively high relative to past trends; when food and energy are included, the rate is alarming. The core rate of inflation ran at a little over 3%. The ripple effect from rising energy costs is being felt, and energy prices are holding up stubbornly. A robust economy may support this trend further and inflation will continue to expand. Many manufacturers have hedged commodity price increases this year; however, if there is no relief in commodity price trends next year, manufacturers could be forced to raise prices by 3%-5%. The Federal Reserve Board is obviously aware of this and recognizes that the best way to get commodity price and inflation expectations down is to slow the economy by continuing to raise interest rates. Unfortunately, it may require much higher interest rates than foreseen.

Undoubtedly, investors believe that the Federal Reserve Board intends to slow the economy and stop the inflationary pressures that are building, and that interest rates will continue to rise until that slowdown is apparent. Rising interest rates have historically been a negative to very high price/earnings issues. The economy remains strong and the cash flows generated help offset the negativism created by a tightening monetary policy. Clearly, the risks remain the same. Interest rates will continue to rise until an economic slowdown is clearly visible. Most importantly, we have to remember that the seasonal flows of funds going into the market are now receding and interest rate increases lie ahead. Basic trends are down and are likely to continue that way for a while.

Portfolio Matters

The Fund invests in a portfolio designed to outperform other large cap core portfolios using securities found in the Russell 1000 Index. Our investment process attempts to add value through both security selection and portfolio construction. Security selection involves the use of quantitative selection criteria including earnings momentum, earnings surprise and valuation. These criteria are input into a proprietary quantitative model and are subject to selective fundamental overrides. Portfolio construction consists of an optimization process with risk management controlling style, capitalization, sectors and individual security bets.

Since inception (December 22, 1999) through April 30, 2000, the Fund's Class A, Class B, Class C and Class D Shares had total returns of +19.10%, +18.70%, +18.70% and +19.00%, respectively. (Fund results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 3 and 4 of this report to shareholders.) This compares favorably to the +3.12% total return of the benchmark unmanaged Russell 1000 Index. Our investment outperformance was largely attributable to superior stock selection and an overweighted position in technology, as well as security selection in capital goods, particularly Vishay Intertechnology, Inc. Specific securities contributing positively to performance included Vishay Intertechnology, Inc., Cisco Systems, Inc., Adobe Systems Inc. and Scientific-Atlanta, Inc. Microsoft Corporation was a notable detractor to Fund performance.

At this time, we are positioned for the continuation of a strong economy and rising short-term interest rates. Accordingly, we are overweighted in technology and energy stocks and underweighted in financials and consumer staples. (See page 19 for listings of the Fund's ten largest holdings and ten largest industries.) We currently maintain a lower-weighted median market capitalization than our benchmark and peer group and are extra sensitive to valuation levels of individual securities in the current environment.

In Conclusion

We thank you for your investment in Merrill Lynch Large Cap Core Fund, and we look forward to reviewing our outlook and strategy with you in our annual report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Robert C. Doll, Jr.

Robert C. Doll, Jr.
Senior Vice President and
Portfolio Manager

June 6, 2000

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.


                                      2 & 3

                               Merrill Lynch Large Cap Core Fund, April 30, 2000

PERFORMANCE DATA (concluded)

Recent Performance Results*

                                                                 Since Inception
As of April 30, 2000                                              Total Return
================================================================================
ML Large Cap Core Fund Class A Shares                                +19.10%
--------------------------------------------------------------------------------
ML Large Cap Core Fund Class B Shares                                +18.70
--------------------------------------------------------------------------------
ML Large Cap Core Fund Class C Shares                                +18.70
--------------------------------------------------------------------------------
ML Large Cap Core Fund Class D Shares                                +19.00
================================================================================
* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 12/22/99.

Aggregate Total Return

                                   % Return Without               % Return With
                                     Sales Charge                 Sales Charge**
================================================================================
Class A Shares*
================================================================================
Inception (12/22/99)
through 3/31/00                        +19.10%                       +12.85%
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                       % Return                    % Return
                                     Without CDSC                 With CDSC**
================================================================================
Class B Shares*
================================================================================
Inception (12/22/99)
through 3/31/00                        +18.80%                     +14.80%
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

                                      % Return                     % Return
                                    Without CDSC                  With CDSC**
================================================================================
Class C Shares*
================================================================================
Inception (12/22/99)
through 3/31/00                       +18.80%                       +17.80%
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

                                   % Return Without               % Return With
                                     Sales Charge                 Sales Charge**
================================================================================
Class D Shares*
================================================================================
Inception (12/22/99)
through 3/31/00                         +19.00%                     +12.75%
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
LARGE CAP
CORE FUND          As of April 30, 2000
====================================================================================================================================
Assets:            Investment in Master Large Cap Core Portfolio, at value
                     (identified cost -- $4,942,525) ........................................................           $ 5,587,259
                   Prepaid registration fees and other assets ...............................................                 7,167
                                                                                                                        -----------
                   Total assets .............................................................................             5,594,426
                                                                                                                        -----------
====================================================================================================================================
Liabilities:       Payables:
                     Investment adviser ..................................................................... $9,289
                     Distributor ............................................................................    397          9,686
                                                                                                              ------
                   Accrued expenses and other liabilities ...................................................                 7,167
                                                                                                                        -----------
                   Total liabilities ........................................................................                16,853
                                                                                                                        -----------
====================================================================================================================================
Net Assets:        Net assets ...............................................................................           $ 5,577,573
                                                                                                                        ===========
====================================================================================================================================
Net Assets         Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ............           $    40,517
Consist of:        Class B Shares of Common Stock, $.10 par value, 200,000,000 shares authorized ............                 2,032
                   Class C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ............                 2,546
                   Class D Shares of Common Stock, $.10 par value, 100,000,000 shares authorized ............                 1,745
                   Paid-in capital in excess of par .........................................................             4,758,780
                   Accumulated investment loss -- net .......................................................               (13,746)
                   Undistributed realized capital gains on investments from the Portfolio -- net ............               140,965
                   Unrealized appreciation on investments from the Portfolio -- net .........................               644,734
                                                                                                                        -----------
                   Net assets ...............................................................................           $ 5,577,573
                                                                                                                        ===========
====================================================================================================================================
Net Asset          Class A -- Based on net assets of $4,826,606 and 405,167 shares outstanding ..............           $     11.91
Value:                                                                                                                  ===========
                   Class B -- Based on net assets of $241,139 and 20,319 shares outstanding .................           $     11.87
                                                                                                                        ===========
                   Class C -- Based on net assets of $302,163 and 25,461 shares outstanding .................           $     11.87
                                                                                                                        ===========
                   Class D -- Based on net assets of $207,665 and 17,453 shares outstanding .................           $     11.90
                                                                                                                        ===========
====================================================================================================================================

      See Notes to Financial Statements.


                                      4 & 5

                               Merrill Lynch Large Cap Core Fund, April 30, 2000

STATEMENT OF OPERATIONS

MERRILL LYNCH
LARGE CAP
CORE FUND            For the Period December 22, 1999+ to April 30, 2000
====================================================================================================================================
Investment           Investment income allocated from the Portfolio .....................................                  $ 12,075
Income (Loss):       Expenses allocated from the Portfolio ..............................................                   (24,096)
                                                                                                                           --------
                     Net investment loss from the Portfolio .............................................                   (12,021)
                                                                                                                           --------
====================================================================================================================================
Expenses:            Registration fees ..................................................................  $  47,356
                     Offering costs of organization expenses ............................................     14,682
                     Printing and shareholder reports ...................................................      3,278
                     Professional fees ..................................................................      3,278
                     Accounting services ................................................................        868
                     Account maintenance and distribution fees -- Class B ...............................        699
                     Account maintenance and distribution fees -- Class C ...............................        579
                     Transfer agent fees -- Class A .....................................................        575
                     Account maintenance fee -- Class D .................................................        133
                     Transfer agent fees -- Class B .....................................................         40
                     Transfer agent fees -- Class C .....................................................         32
                     Transfer agent fees -- Class D .....................................................         29
                     Other ..............................................................................      1,161
                                                                                                           ---------
                     Total expenses before reimbursement ................................................     72,710
                     Reimbursement of expenses ..........................................................    (70,985)
                                                                                                           ---------
                     Total expenses after reimbursement .................................................                     1,725
                                                                                                                           --------
                     Investment loss -- net .............................................................                   (13,746)
                                                                                                                           --------
====================================================================================================================================
Realized &           Realized gain on investments from the Portfolio -- net .............................                   140,965
Unrealized Gain      Unrealized appreciation on investments from the Portfolio -- net ...................                   644,734
From the                                                                                                                   --------
Portfolio -- Net:    Net Increase in Net Assets Resulting from Operations ...............................                  $771,953
                                                                                                                           ========
====================================================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                                       For the Period
LARGE CAP                                                                                                          Dec. 22, 1999+ to
CORE FUND            Increase (Decrease) in Net Assets:                                                              April 30, 2000
====================================================================================================================================
Operations:          Investment loss -- net .....................................................................      $  (13,746)
                     Realized gain on investments from the Portfolio -- net .....................................         140,965
                     Unrealized appreciation on investments from the Portfolio -- net ...........................         644,734
                                                                                                                       ----------
                     Net increase in net assets resulting from operations .......................................         771,953
                                                                                                                       ----------
====================================================================================================================================
Capital Share        Net increase in net assets derived from capital share transactions .........................       4,305,620
Transactions:                                                                                                          ----------

====================================================================================================================================
Net Assets:          Total increase in net assets ...............................................................       5,077,573
                     Beginning of period ........................................................................         500,000
                                                                                                                       ----------
                     End of period ..............................................................................      $5,577,573
                                                                                                                       ==========
====================================================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

MERRILL LYNCH                                                                        For the Period Dec. 22, 1999+ to April 30, 2000
LARGE CAP                                                                            -----------------------------------------------
CORE FUND          Increase (Decrease) in Net Asset Value:                               Class A     Class B   Class C    Class D
====================================================================================================================================
Per Share          Net asset value, beginning of period                                  $10.00     $10.00     $10.00     $10.00
Operating                                                                                ------     ------     ------     ------
Performance:       Investment loss -- net ...........................................      (.03)      (.06)      (.04)      (.03)
                   Realized and unrealized gain on investments
                    from the Portfolio -- net .......................................      1.94       1.93       1.91       1.93
                                                                                         ------     ------     ------     ------
                   Total from investment operations .................................      1.91       1.87       1.87       1.90
                                                                                         ------     ------     ------     ------
                   Net asset value, end of period ...................................    $11.91     $11.87     $11.87     $11.90
                                                                                         ======     ======     ======     ======
====================================================================================================================================
Total Investment   Based on net asset value per share ...............................     19.10%+++  18.70%+++  18.70%+++  19.00%+++
Return:**                                                                                ======     ======     ======     ======
====================================================================================================================================
Ratios to Average  Expenses, net of reimbursement++ .................................      1.50%*     2.46%*     2.46%*     1.70%*
Net Assets:                                                                              ======     ======     ======     ======
                   Expenses++ .......................................................      6.12%*     8.35%*     8.48%*     7.90%*
                                                                                         ======     ======     ======     ======
                   Investment loss -- net ...........................................      (.76%)*   (1.73%)*   (1.77%)*    (.97%)*
                                                                                         ======     ======     ======     ======
====================================================================================================================================
Supplemental       Net assets, end of period (in thousands) .........................    $4,827     $  241     $  302     $  208
Data:                                                                                    ======     ======     ======     ======
====================================================================================================================================

 *    Annualized.
**    Total investment returns exclude the effects of sales charges.
 +    Commencement of operations.
++    Includes the Fund's share of the Portfolio's allocated expenses.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


                                      6 & 7

                               Merrill Lynch Large Cap Core Fund, April 30, 2000

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
LARGE CAP
CORE FUND

1. Significant Accounting Policies:

Merrill Lynch Large Cap Core Fund of Merrill Lynch Large Cap Series Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Large Cap Core Portfolio (the "Portfolio"), which is a portfolio of Master Large Cap Series Trust that has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. Prior to commencement of operations on December 22, 1999, the Fund had no operations other than those relating to organizational matters and the issuance of 50,000 capital shares of the Fund on October 20, 1999 to Fund Asset Management, L.P. ("FAM") for $500,000. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Valuation of securities is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions-- Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                          Account             Distribution
                                       Maintenance Fee            Fee
--------------------------------------------------------------------------------
Class B ..............................     .25%                   .75%
Class C ..............................     .25%                   .75%
Class D ..............................     .25%                    --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, PFD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Portfolio for the period December 22, 1999 to April 30, 2000 were $4,944,197 and $130,616, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $4,305,620 for the period December 22, 1999 to April 30, 2000.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Period                                       Dollar
December 22, 1999+ to April 30, 2000                  Shares        Amount
--------------------------------------------------------------------------------
Shares sold .......................................  393,312      $4,030,366
Shares redeemed ...................................     (645)         (7,482)
                                                     -------      ----------
Net increase ......................................  392,667      $4,022,884
                                                     =======      ==========
--------------------------------------------------------------------------------
+ Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares to FAM for $125,000.

--------------------------------------------------------------------------------
Class B Shares for the Period                                       Dollar
December 22, 1999+ to April 30, 2000                  Shares        Amount
--------------------------------------------------------------------------------
Shares sold .......................................   7,819        $80,555
                                                      -----        -------
Net increase ......................................   7,819        $80,555
                                                      =====        =======
--------------------------------------------------------------------------------
+ Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares to FAM for $125,000.

--------------------------------------------------------------------------------
Class C Shares for the Period                                       Dollar
December 22, 1999+ to April 30, 2000                  Shares        Amount
--------------------------------------------------------------------------------
Shares sold .......................................   13,522       $152,990
Shares redeemed ...................................     (561)        (5,826)
                                                      ------       --------
Net increase ......................................   12,961       $147,164
                                                      ======       ========
--------------------------------------------------------------------------------
+ Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares to FAM for $125,000.

--------------------------------------------------------------------------------
Class D Shares for the Period                                       Dollar
December 22, 1999+ to April 30, 2000                  Shares        Amount
--------------------------------------------------------------------------------
Shares sold .......................................   4,953        $55,017
                                                      -----        -------
Net increase ......................................   4,953        $55,017
                                                      =====        =======
--------------------------------------------------------------------------------
+ Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares to FAM for $125,000.


                                      8 & 9

                               Merrill Lynch Large Cap Core Fund, April 30, 2000

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                            Master Large Cap Core Portfolio
                            ========================================================================================================
                                                    Shares                                                                Percent of
                            Industry                 Held                 Common Stocks                          Value    Net Assets
====================================================================================================================================
                            Appliances                900    Whirlpool Corporation                            $   58,613     1.0%
                            --------------------------------------------------------------------------------------------------------
                            Application               600  + Siebel Systems, Inc.                                 73,725     1.2
                            Development
                            Software
                            --------------------------------------------------------------------------------------------------------
                            Auto -- Related           400  + AutoZone, Inc.                                        9,175     0.1
                            --------------------------------------------------------------------------------------------------------
                            Automobile Rental       1,600    The Hertz Corporation (Class A)                      49,900     0.8
                            & Leasing
                            --------------------------------------------------------------------------------------------------------
                            Capital                 1,600    Cummins Engine Company, Inc.                         56,900     0.9
                            Equipment
                            --------------------------------------------------------------------------------------------------------
                            Chemicals                 900  + FMC Corporation                                      52,369     0.8
                            --------------------------------------------------------------------------------------------------------
                            Communications            300    SBC Communications Inc.                              13,144     0.2
                                                      900    Scientific-Atlanta, Inc.                             58,556     1.0
                                                                                                              ----------     ---
                                                                                                                  71,700     1.2
                            --------------------------------------------------------------------------------------------------------
                            Communications          1,200  + ADC Telecommunications, Inc.                         72,900     1.2
                            Equipment               2,400  + Cisco Systems, Inc.                                 166,387     2.7
                                                      900  + JDS Uniphase Corporation                             93,319     1.5
                                                                                                              ----------     ---
                                                                                                                 332,606     5.4
                            --------------------------------------------------------------------------------------------------------
                            Computer                  600    Adobe Systems Incorporated                           72,562     1.2
                            Services/Software         800  + Advanced Micro Devices, Inc.                         70,200     1.1
                                                      400  + America Online, Inc.                                 23,925     0.4
                                                      800  + CSG Systems International, Inc.                      36,900     0.6
                                                    1,300    Computer Associates International, Inc.              72,556     1.2
                                                      600  + Computer Sciences Corporation                        48,937     0.8
                                                      900  + DST Systems, Inc.                                    66,769     1.1
                                                      300    International Business Machines Corporation          33,488     0.5
                                                    1,000  + Microsoft Corporation                                69,750     1.1
                                                      300  + Oracle Corporation                                   23,981     0.4
                                                    1,100  + Symantec Corporation                                 68,681     1.1
                                                                                                              ----------     ---
                                                                                                                 587,749     9.5
                            --------------------------------------------------------------------------------------------------------
                            Computers                 100  + EMC Corporation                                      13,894     0.2
                                                    1,000  + Gateway Inc.                                         55,250     0.9
                                                    1,300  + Sun Microsystems, Inc.                              119,519     1.9
                                                                                                              ----------     ---
                                                                                                                 188,663     3.0
                            --------------------------------------------------------------------------------------------------------
                            Computers &             2,300  + Adaptec, Inc.                                        62,100     1.0
                            Peripherals
                            --------------------------------------------------------------------------------------------------------
                            Electrical Equipment      700    AVX Corporation                                      68,206     1.1
                                                    1,200    General Electric Company                            188,700     3.0
                                                    1,200    Linear Technology Corporation                        68,550     1.1
                                                      800  + Microchip Technology                                 49,650     0.8
                                                    1,100  + Sanmina Corporation                                  66,069     1.1
                                                                                                              ----------     ---
                                                                                                                 441,175     7.1
                            --------------------------------------------------------------------------------------------------------
                            Electronic Components     900    Avnet, Inc.                                          70,762     1.1
                                                    1,200  + LSI Logic Corporation                                75,000     1.2
                                                    1,000  + Maxim Integrated Products, Inc.                      64,812     1.0
                                                      500  + PMC -- Sierra, Inc.                                  95,938     1.6
                                                      400  + SDL Inc.                                             78,000     1.3
                                                      700  + Vitesse Semiconductor Corporation                    47,644     0.8
                                                                                                              ----------     ---
                                                                                                                 432,156     7.0
                            --------------------------------------------------------------------------------------------------------
                            Electronics               700  + Altera Corporation                                   71,575     1.2
                                                      800  + Analog Devices, Inc.                                 61,450     1.0
                                                    1,500  + Arrow Electronics, Inc.                              65,719     1.1
                                                    2,100    Intel Corporation                                   266,306     4.3
                                                    1,200  + SCI Systems, Inc.                                    63,900     1.0
                                                      700    Texas Instruments Incorporated                      114,013     1.8
                                                      900  + Vishay Intertechnology, Inc.                         75,488     1.2
                                                      800  + Xilinx, Inc.                                         58,600     1.0
                                                                                                              ----------     ---
                                                                                                                 777,051    12.6
                            --------------------------------------------------------------------------------------------------------
                            Financial Services      1,400    The Bear Stearns Companies Inc.                      60,025     1.0
                                                      700    Citigroup Inc.                                       41,606     0.7
                                                      700    Donaldson, Lufkin & Jenrette, Inc.                   29,181     0.4
                                                                                                              ----------     ---
                                                                                                                 130,812     2.1
                            --------------------------------------------------------------------------------------------------------
                            Food Distribution       2,600    SUPERVALU INC.                                       53,788     0.9
                            --------------------------------------------------------------------------------------------------------
                            Healthcare              3,100  + Oxford Health Plans, Inc.                            58,900     1.0
                                                    1,200  + Trigon Healthcare, Inc.                              43,125     0.7
                                                                                                              ----------     ---
                                                                                                                 102,025     1.7
                            --------------------------------------------------------------------------------------------------------
                            Hotels & Casinos        2,000    MGM Grand, Inc.                                      59,000     1.0
                            --------------------------------------------------------------------------------------------------------
                            Information Processing    600  + Apple Computer, Inc.                                 74,437     1.2
                                                    1,400    First Data Corporation                               68,163     1.1
                                                                                                              ----------     ---
                                                                                                                 142,600     2.3
                            --------------------------------------------------------------------------------------------------------
                            Insurance               1,700    AXA Financial, Inc.                                  55,462     0.9
                                                      100    American International Group, Inc.                   10,969     0.2
                                                    1,200    The PMI Group, Inc.                                  58,125     0.9
                                                                                                              ----------     ---
                                                                                                                 124,556     2.0
                            --------------------------------------------------------------------------------------------------------


                                     10 & 11

                               Merrill Lynch Large Cap Core Fund, April 30, 2000

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                            Master Large Cap Core Portfolio (concluded)
                            ========================================================================================================
                                                         Shares                                                         Percent of
                            Industry                      Held                 Common Stocks                  Value     Net Assets
====================================================================================================================================
                            Internet Software             400   + Lycos, Inc.                              $   18,600      0.3%
                            --------------------------------------------------------------------------------------------------------
                            Leisure                     2,000     Brunswick Corporation                        38,375      0.6
                            --------------------------------------------------------------------------------------------------------
                            Medical                     1,300   + Lincare Holdings Inc.                        39,650      0.7
                                                        1,100   + PacifiCare Health Systems, Inc.              56,581      0.9
                                                                                                           ----------    -----
                                                                                                               96,231      1.6
                            --------------------------------------------------------------------------------------------------------
                            Natural Gas -- Pipelines    2,000     Kinder Morgan, Inc.                          60,625      1.0
                            --------------------------------------------------------------------------------------------------------
                            Office -- Related             900     Avery Dennison Corporation                   59,063      1.0
                            --------------------------------------------------------------------------------------------------------
                            Oil & Gas Producers         4,900   + Ocean Energy Inc.                            63,394      1.0
                                                        1,900     Tosco Corporation                            60,919      1.0
                                                        1,800     Unocal Corporation                           58,163      1.0
                                                                                                           ----------    -----
                                                                                                              182,476      3.0
                            --------------------------------------------------------------------------------------------------------
                            Oil Services                1,000     Amerada Hess Corporation                     63,625      1.0
                                                          900     Exxon Mobil Corporation                      69,919      1.1
                                                        1,000     Kerr-McGee Corporation                       51,750      0.9
                                                        1,200     Phillips Petroleum Company                   56,925      0.9
                                                        2,100     USX-Marathon Group                           48,956      0.8
                                                                                                           ----------    -----
                                                                                                              291,175      4.7
                            --------------------------------------------------------------------------------------------------------
                            Paper & Forest              1,700     Boise Cascade Corporation                    55,356      0.9
                            Products                    1,800     International Paper Company                  66,150      1.1
                                                        1,500     Westvaco Corporation                         46,313      0.7
                                                                                                           ----------    -----
                                                                                                              167,819      2.7
                            --------------------------------------------------------------------------------------------------------
                            Petroleum                   3,000     Occidental Petroleum Corporation             64,312      1.0
                                                        2,500     Ultramar Diamond Shamrock Corporation        61,875      1.0
                                                                                                           ----------    -----
                                                                                                              126,187      2.0
                            --------------------------------------------------------------------------------------------------------
                            Pharmaceuticals             2,100   + IVAX Corporation                             57,487      0.9
                                                          300     Merck & Co., Inc.                            20,850      0.3
                                                          500     Pfizer Inc.                                  21,063      0.4
                                                                                                           ----------    -----
                                                                                                               99,400      1.6
                            --------------------------------------------------------------------------------------------------------
                            Publishing                  1,200     McClatchy Newspapers (Class A)               38,025      0.6
                            --------------------------------------------------------------------------------------------------------
                            Restaurants                 1,800   + Brinker International, Inc.                  57,375      0.9
                                                        2,900     Darden Restaurants, Inc.                     53,469      0.9
                                                                                                           ----------    -----
                                                                                                              110,844      1.8
                            --------------------------------------------------------------------------------------------------------
                            Retail                        100     The Home Depot, Inc.                          5,606      0.1
                                                        2,700   + Kmart Corporation                            21,938      0.3
                                                        1,300     Liz Claiborne, Inc.                          60,206      1.0
                                                        2,300   + The Neiman Marcus Group, Inc. (Class A)      59,225      0.9
                                                        1,800     Sears, Roebuck & Co.                         65,925      1.1
                                                          300     Wal-Mart Stores, Inc.                        16,613      0.3
                                                        1,300   + Zale Corporation                             53,625      0.9
                                                                                                           ----------    -----
                                                                                                              283,138      4.6
                            --------------------------------------------------------------------------------------------------------
                            Semiconductors              1,000   + Applied Materials, Inc.                     101,812      1.7
                                                        1,000   + KLA-Tencor Corporation                       74,875      1.2
                                                          900     Motorola, Inc.                              107,156      1.7
                                                          700   + National Semiconductor Corporation           42,525      0.7
                                                          700   + Teradyne, Inc.                               77,000      1.2
                                                                                                           ----------    -----
                                                                                                              403,368      6.5
                            --------------------------------------------------------------------------------------------------------
                            Steel                         900     USX-U.S. Steel Group                         22,556      0.4
                            --------------------------------------------------------------------------------------------------------
                            Technology                  1,100   + Novellus Systems, Inc.                       73,356      1.2
                                                        1,200     Symbol Technologies, Inc.                    66,900      1.1
                                                        1,500   + Tech Data Corporation                        62,906      1.0
                                                                                                           ----------    -----
                                                                                                              203,162      3.3
                            --------------------------------------------------------------------------------------------------------
                            Telecommunications            600     Lucent Technologies Inc.                     37,313      0.6
                            Equipment
                            --------------------------------------------------------------------------------------------------------
                            Tobacco                     2,100     UST Inc.                                     31,500      0.5
                            --------------------------------------------------------------------------------------------------------
                            Utilities -- Communication    300     AT&T Corp.                                   14,006      0.2
                            --------------------------------------------------------------------------------------------------------
                            Utilities -- Electric       2,200     FirstEnergy Corp.                            55,962      0.9
                            --------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks (Cost -- $5,421,338)  6,146,488     99.5
====================================================================================================================================
                            Total Investments (Cost -- $5,421,338)                                          6,146,488     99.5
                            Other Assets Less Liabilities                                                      28,674      0.5
                                                                                                           ----------    -----
                            Net Assets                                                                     $6,175,162    100.0%
                                                                                                           ==========    =====
====================================================================================================================================

+     Non-income producing security.

      See Notes to Financial Statements.


                                     12 & 13

                               Merrill Lynch Large Cap Core Fund, April 30, 2000

STATEMENT OF ASSETS AND LIABILITIES

MASTER LARGE CAP
CORE PORTFOLIO    As of April 30, 2000
====================================================================================================================================
Assets:           Investments, at value (identified cost-- $5,421,338) ...............................                   $6,146,488
                  Cash ...............................................................................                       63,994
                  Receivables:
                   Securities sold ................................................................... $  181,365
                   Contributions .....................................................................     32,874
                   Investment adviser ................................................................      4,474
                   Dividends .........................................................................      1,843           220,556
                                                                                                       ----------
                  Prepaid expenses and other assets ..................................................                        1,111
                                                                                                                         ----------
                  Total assets .......................................................................                    6,432,149
                                                                                                                         ----------
====================================================================================================================================
Liabilities:      Payable for securities purchased ...................................................                      238,328
                  Accrued expenses and other liabilities .............................................                       18,659
                                                                                                                         ----------
                  Total liabilities ..................................................................                      256,987
                                                                                                                         ----------
====================================================================================================================================
Net Assets:       Net assets .........................................................................                   $6,175,162
                                                                                                                         ==========
====================================================================================================================================
Net Assets        Partners' capital ..................................................................                   $5,450,012
Consist of:       Unrealized appreciation on investments-- net .......................................                      725,150
                                                                                                                         ----------
                  Net assets .........................................................................                   $6,175,162
                                                                                                                         ==========
====================================================================================================================================

      See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MASTER LARGE CAP
CORE PORTFOLIO       For the Period December 22, 1999+ to April 30, 2000
====================================================================================================================================
Investment           Dividends .......................................................................                  $    12,493
Income:              Interest and discount earned ....................................................                        1,068
                                                                                                                        -----------
                     Total income ....................................................................                       13,561
                                                                                                                        -----------
====================================================================================================================================
Expenses:            Investment advisory fees ........................................................ $ 13,597
                     Trustees' fees and expenses .....................................................    6,969
                     Accounting services .............................................................    4,333
                     Professional fees ...............................................................    3,045
                     Custodian fees ..................................................................    2,207
                     Offering costs ..................................................................    2,115
                     Pricing fees ....................................................................    1,485
                     Other ...........................................................................    1,282
                                                                                                       --------
                     Total expenses before reimbursement .............................................   35,033
                     Reimbursement of expenses .......................................................   (7,839)
                                                                                                       --------
                     Total expenses after reimbursement ..............................................                       27,194
                                                                                                                        -----------
                     Investment loss -- net ..........................................................                      (13,633)
                                                                                                                        -----------
====================================================================================================================================
Realized &           Realized gain on investments -- net .............................................                      156,396
Unrealized Gain      Unrealized appreciation on investments -- net ...................................                      725,150
On Investments --                                                                                                       -----------
Net:                 Net Increase in Net Assets Resulting from Operations ............................                  $   867,913
                                                                                                                        ===========
====================================================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.


                                     14 & 15

                               Merrill Lynch Large Cap Core Fund, April 30, 2000

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                     For the Period
MASTER LARGE CAP                                                                                                   Dec. 22, 1999+ to
CORE PORTFOLIO       Increase (Decrease) in Net Assets:                                                              April 30, 2000
====================================================================================================================================
Operations:          Investment loss -- net .......................................................................   $   (13,633)
                     Realized gain on investments -- net ..........................................................       156,396
                     Unrealized appreciation on investments -- net ................................................       725,150
                                                                                                                      -----------
                     Net increase in net assets resulting from operations .........................................       867,913
                                                                                                                      -----------
====================================================================================================================================
Net Capital          Increase in net assets derived from net capital contributions ................................     4,307,249
Contributions:                                                                                                        -----------
====================================================================================================================================
Net Assets:          Total increase in net assets .................................................................     5,175,162
                     Beginning of period ..........................................................................     1,000,000
                                                                                                                      -----------
                     End of period ................................................................................   $ 6,175,162
                                                                                                                      ===========
====================================================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                                    For the Period
MASTER LARGE CAP     The following ratios have been derived from                                                   Dec. 22, 1999+ to
CORE PORTFOLIO       information provided in the financial statements.                                              April 30, 2000
====================================================================================================================================
Ratios to Average    Expenses, net of reimbursement .............................................................         1.50%*
Net Assets:                                                                                                          =========
                     Expenses ...................................................................................         1.93%*
                                                                                                                     =========
                     Investment loss -- net .....................................................................         (.75%)*
                                                                                                                     =========
====================================================================================================================================
Supplemental         Net assets, end of period (in thousands) ...................................................    $   6,175
Data:                                                                                                                =========
                     Portfolio turnover .........................................................................        76.41%
                                                                                                                     =========
====================================================================================================================================

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER LARGE CAP
CORE PORTFOLIO

1. Significant Accounting Policies:

Master Large Cap Core Portfolio (the "Portfolio") is part of Master Large Cap Series Trust (the "Trust"). The Portfolio is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments -- Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Portfolio may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the


                                     16 & 17

                               Merrill Lynch Large Cap Core Fund, April 30, 2000

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER LARGE CAP
CORE PORTFOLIO

extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

o Foreign currency options and futures -- The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .75% of the average daily value of the Portfolio's net assets. For the period December 22, 1999 to April 30, 2000, FAM earned fees of $13,597, of which $7,839 was voluntarily waived.

Accounting services are provided to the Portfolio by FAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period December 22, 1999 to April 30, 2000 were $8,769,738 and $3,504,796, respectively.

Net realized gains for the period December 22, 1999 to April 30, 2000 and net unrealized gains as of April 30, 2000 were as follows:

--------------------------------------------------------------------------------
                                                   Realized         Unrealized
                                                     Gains            Gains
--------------------------------------------------------------------------------
Long-term investments .......................... $  156,396        $  725,150
                                                 ----------        ----------
Total .......................................... $  156,396        $  725,150
                                                 ==========        ==========
--------------------------------------------------------------------------------

As of April 30, 2000, net unrealized appreciation for Federal income tax purposes aggregated $725,150, of which $993,172 related to appreciated securities and $268,022 related to depreciated securities. At April 30, 2000, the aggregate cost of investments for Federal income tax purposes was $5,421,338.

PORTFOLIO INFORMATION

As of April 30, 2000
================================================================================

                                                                      Percent of
Ten Largest Holdings                                                  Net Assets

Intel Corporation ..................................................     4.3%
General Electric Company ...........................................     3.0
Cisco Systems, Inc. ................................................     2.7
Sun Microsystems, Inc. .............................................     1.9
Texas Instruments Incorporated .....................................     1.8
Motorola, Inc. .....................................................     1.7
Applied Materials, Inc. ............................................     1.7
PMC -- Sierra, Inc. ................................................     1.6
JDS Uniphase Corporation ...........................................     1.5
SDL Inc. ...........................................................     1.3

                                                                      Percent of
Ten Largest Industries                                                Net Assets

Electronics ........................................................    12.6%
Computer Services/Software .........................................     9.5
Electrical Equipment ...............................................     7.1
Electronic Components ..............................................     7.0
Semiconductors .....................................................     6.5
Communications Equipment ...........................................     5.4
Oil Services .......................................................     4.7
Retail .............................................................     4.6
Technology .........................................................     3.3
Computers ..........................................................     3.0


                                     18 & 19

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Large Cap Series Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                       CAPCORE -- 4/00

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